Long-term investments - Income from Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Fair value gain (loss) on investments	$ 278,084,000	$ (137,957,000)
Dividend and interest income from investments	100,886,000	39,263,000
Equity method loss	(9,108,000)	(3,082,000)
Interest and other income	29,230,000	16,958,000
Income from long-term investments	399,092,000	(84,818,000)
Atlantica
Investment [Line Items]
Fair value gain (loss) on investments	290,740,000	(137,957,000)
Dividend and interest income from investments	69,307,000	39,263,000
AYES Canada
Investment [Line Items]
Fair value gain (loss) on investments	(6,649,000)	0
Dividend and interest income from investments	25,572,000	0
San Antonio Water System
Investment [Line Items]
Fair value gain (loss) on investments	(6,007,000)	0
Dividend and interest income from investments	$ 6,007,000	$ 0